Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2016	December 31, 2017
A.	Credit Facility		$406,103	$299,837
B.	Term Loans:
	1.	Mas Shipping Co.	22,375	13,125
	2.	Montes Shipping Co. and Kelsen Shipping Co.	54,000	42,000
	3.	Costamare Inc.	50,313	25,725
	4.	Costamare Inc.	-	-
	5.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	178,264	162,983
	6.	Raymond Shipping Co. and Terance Shipping Co.	115,964	105,050
	7.	Costamare Inc.	53,475	37,697
	8.	Uriza Shipping S.A.	36,833	32,500
	9.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	109,000	93,000
	10.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	32,000	24,480
	11.	Nerida Shipping Co.	-	17,175
			652,224	553,735
		Total	$1,058,327	$853,572
		Less: Deferred financing costs	(3,720)	(2,592)
		Total long-term debt, net	1,054,607	850,980
		Less: Long-term debt current portion	(199,637)	(207,516)
		Add: Deferred financing costs, current portion	1,360	1,198
		Total long-term debt, non-current, net	$856,330	$644,662

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2018	$198,391
2019	165,267
2020	347,615
2021	132,324
2022	9,975
Total	$853,572

Schedule of Financing Costs [Table Text Block]
Financing costs
Balance, January 1, 2016	$6,006
Additions	3,907
Amortization	(2,027)
Write-off	(586)
Balance, December 31, 2016	$7,300
Additions	1,733
Amortization	(2,236)
Balance, December 31, 2017	$6,797
Less: Current portion of financing costs	(2,077)
Financing costs, non-current portion	$4,720